Satellites, Property and Other Equipment (Details) - Schedule of Satellites, Property and Other Equipment - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Schedule of Satellites, Property and Other Equipment [Line Items]
Cost at beginning of year		$ 4,209,364	$ 4,069,950
Cost at ending of year		4,286,118	4,209,364
Net carrying values		1,260,298	1,364,084
Additions		116,230	56,412
Disposals/retirements		(7,469)	(4,811)
Transfers from assets under construction
Impact of foreign exchange		(32,007)	87,813
Satellites [Member]
Schedule of Satellites, Property and Other Equipment [Line Items]
Cost at beginning of year		3,433,973	3,378,510
Cost at ending of year		3,424,761	3,433,973
Net carrying values		615,202	797,541
Additions
Disposals/retirements
Transfers from assets under construction		9,598
Impact of foreign exchange		(18,810)	55,463
Antennas, satellite control & communication equipment [Member]
Schedule of Satellites, Property and Other Equipment [Line Items]
Cost at beginning of year		174,584	171,785
Cost at ending of year		174,481	174,584
Net carrying values		33,097	36,403
Additions		52	56
Disposals/retirements		(4,433)	(1,415)
Transfers from assets under construction		4,890	1,862
Impact of foreign exchange		(612)	2,296
Building, equipment & other [Member]
Schedule of Satellites, Property and Other Equipment [Line Items]
Cost at beginning of year		86,220	85,735
Cost at ending of year		87,382	86,220
Net carrying values		25,848	25,997
Additions		615	865
Disposals/retirements		(2,880)	(2,464)
Transfers from assets under construction		3,530	1,526
Impact of foreign exchange		(103)	558
Right-of-use assets [Member]
Schedule of Satellites, Property and Other Equipment [Line Items]
Cost at beginning of year	[1]	44,352	43,380
Cost at ending of year	[1]	45,353	44,352
Net carrying values	[1]	32,010	33,908
Additions	[1]	1,473	921
Disposals/retirements	[1]	(156)	(932)
Transfers from assets under construction	[1]
Impact of foreign exchange	[1]	(316)	983
Assets under construction [Member]
Schedule of Satellites, Property and Other Equipment [Line Items]
Cost at beginning of year		470,235	390,540
Cost at ending of year		554,141	470,235
Net carrying values		554,141	470,235
Additions		114,090	54,570
Disposals/retirements
Transfers from assets under construction		(18,018)	(3,388)
Impact of foreign exchange		(12,166)	28,513
Accumulated depreciation, amortisation and impairment [member]
Schedule of Satellites, Property and Other Equipment [Line Items]
Cost at beginning of year		(2,845,280)	(2,640,262)
Cost at ending of year		(3,025,820)	(2,845,280)
Depreciation		(182,669)	(188,755)
Impairment		(13,787)
Disposals/retirements		7,574	4,172
Impact of foreign exchange		8,342	(20,435)
Accumulated depreciation, amortisation and impairment [member] | Satellites [Member]
Schedule of Satellites, Property and Other Equipment [Line Items]
Cost at beginning of year		(2,636,432)	(2,445,367)
Cost at ending of year		(2,809,559)	(2,636,432)
Depreciation		(167,393)	(172,331)
Impairment		(13,787)
Disposals/retirements
Impact of foreign exchange		8,053	(18,734)
Accumulated depreciation, amortisation and impairment [member] | Antennas, satellite control & communication equipment [Member]
Schedule of Satellites, Property and Other Equipment [Line Items]
Cost at beginning of year		(138,181)	(129,864)
Cost at ending of year		(141,384)	(138,181)
Depreciation		(7,996)	(8,786)
Disposals/retirements		4,497	1,414
Impact of foreign exchange		296	(945)
Accumulated depreciation, amortisation and impairment [member] | Building, equipment & other [Member]
Schedule of Satellites, Property and Other Equipment [Line Items]
Cost at beginning of year		(60,223)	(57,689)
Cost at ending of year		(61,534)	(60,223)
Depreciation		(4,118)	(4,313)
Disposals/retirements		2,921	2,296
Impact of foreign exchange		(114)	(517)
Accumulated depreciation, amortisation and impairment [member] | Right-of-use assets [Member]
Schedule of Satellites, Property and Other Equipment [Line Items]
Cost at beginning of year	[1]	(10,444)	(7,342)
Cost at ending of year	[1]	(13,343)	(10,444)
Depreciation	[1]	(3,162)	(3,325)
Disposals/retirements	[1]	156	462
Impact of foreign exchange	[1]	107	(239)
Accumulated depreciation, amortisation and impairment [member] | Assets under construction [Member]
Schedule of Satellites, Property and Other Equipment [Line Items]
Cost at beginning of year
Cost at ending of year
Depreciation
Disposals/retirements
Impact of foreign exchange

[1]	Right-of-use assets consisted primarily of property leases.